Trade and Other Receivables and Prepayments (Details) - ZAR (R) R in Millions	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023
Trade and Other Receivables and Prepayments [Abstract]
Deposits amount (in Rand)	R 485.7
Average term of finance leases	5 years
Recognised loss allowance against age receivables	100.00%	100.00%